Retirement benefits - Defined Benefit Plan (Detail) - Net defined benefit liability (asset) [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
At 1 January	$ 66	$ 66	$ 92
Interest expense	5	3	2
Total	5	3	2
Demographic assumptions	0	(1)	(1)
Financial assumptions	(3)	2	(22)
Experience adjustments	(1)	1	2
Re-measurement (gain)/loss	(4)	2	(21)
Exchange and other adjustments	7	0	(2)
Total	3	2	(23)
Group contributions	(6)	(5)	(5)
Total	(6)	(5)	(5)
At 31 December	68	66	66
United Kingdom [member] | Unfunded Plans [member]
Statements [Line Items]
Unfunded Plans	17	19	18
United States [member] | Unfunded Plans [member]
Statements [Line Items]
Unfunded Plans	31	34	35
Unfunded post-employment plans	13	13	13
Other post-employment benefit plans	13	13	13
Non United States [Member] | Unfunded Plans [member]
Statements [Line Items]
Unfunded post-employment plans	7	0	0
Other post-employment benefit plans	$ 7	$ 0	$ 0